SCHEDULE OF DETAILED INFORMATION ABOUT FOREIGN CURRENCY RISK MANAGEMENT (Details) ₪ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 ILS (₪)
Notes and other explanatory information [abstract]
Foreign currency denominated monetary liabilities	$ (13,641)	$ (13,463)	₪ (178)	$ (7,140)	$ (7,058)	₪ (82)
Foreign currency denominated monetary assets	$ 12,443	$ 4,949	₪ 7,494	$ 11,198	$ 3,474	₪ 7,724